UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05291

                 College and University Facility Loan Trust One
                 ----------------------------------------------
               (Exact name of registrant as specified in charter)

                c/o U.S. Bank One Federal Street Boston, MA 02110
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Diana J. Kenneally
                       U.S. Bank Corporate Trust Services
                               One Federal Street
                                Boston, MA 02110
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 603-6406

Date of fiscal year end: November 30, 2003

Date of reporting period: November 30, 2003

ITEM 1. REPORT TO STOCKHOLDERS.

                                                          College and University
                                                         Facility Loan Trust One


================================================================================

                                                            Financial Statements
                                                               November 30, 2003

INDEPENDENT AUDITORS' REPORT

To U.S. Bank, Owner Trustee
of College and University Facility Loan Trust One:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of College and University Facility Loan Trust One (the Trust) as of November 30, 2003, and the related statements of operations and cash flows for the year then ended, and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements of the Trust as of November 30, 2001 and the financial highlights for each of the three years in the period then ended, were audited by other auditors who have ceased operations and whose report, dated January 4, 2002, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Trust is accounting for its investments under the amortized cost method of accounting, adjusted by an allowance for loan loss. In our opinion, accounting principles generally accepted in the United States of America require that the investments be accounted for under the fair value method of accounting. Accounting for the investments under the fair value method of accounting, based on management's estimate of fair value as described in Note 8, would result in an increase of approximately $16,307,000 and $19,495,000 in the recorded value of the investments and an increase in unrealized appreciation of investments of approximately $16,307,000 and $19,495,000 as of November 30, 2003 and November 30, 2002, respectively.

In our opinion, except for the effect on the 2003 and 2002 financial statements of accounting for investments under the amortized cost method of accounting as discussed in the preceding paragraph, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Trust as of November 30, 2003, the results of its operations and its cash flows for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP


Boston, Massachusetts
January 29, 2004

                                                          College and University
                                                         Facility Loan Trust One

                                             Statement of Assets and Liabilities

================================================================================

November 30,                                                               2003
================================================================================

Assets:

Investments, at amortized cost, net of allowance for
  loan losses of $960,000 (Notes 1, 2, 6, 7 and 8, and
  Schedule of Investments)                                         $ 46,266,359
Cash                                                                    173,731
Interest receivable                                                     665,240
Deferred bond issuance costs (Note 2)                                   348,076
--------------------------------------------------------------------------------

   Total assets                                                      47,453,406
--------------------------------------------------------------------------------

Liabilities:

Bonds payable (Notes 3 and 8)                                        33,129,720
Interest payable (Note 3)                                             1,747,593
Due to Servicer (Note 4)                                                381,903
Accrued expenses and other liabilities                                  235,499
Distributions payable to Class B certificateholders (Note 5)          1,056,296
--------------------------------------------------------------------------------

   Total liabilities                                                 36,551,011
--------------------------------------------------------------------------------

Net Assets:

Class B certificates, par value $1 - authorized, issued
  and outstanding - 1,001,643 certificates (Note 5)                   1,001,643
Distributions in excess of tax earnings (Notes 2 and 5)                (960,000)
Additional paid-in capital (Note 2)                                  10,860,752
--------------------------------------------------------------------------------

   Total net assets                                                $ 10,902,395
================================================================================

   Net asset value per Class B certificate
     (based on 1,001,643 certificates outstanding)                 $      10.88
================================================================================

      The accompanying notes are an integral part of these financial statements.

                                                          College and University
                                                         Facility Loan Trust One

                                                         Statement of Operations
================================================================================

Year ended November 30,                                                     2003
================================================================================
Investment income:
   Interest income (Note 2)                                           $5,420,965
--------------------------------------------------------------------------------

Expenses:
   Interest expense (Notes 2 and 3)                                    3,661,453
   Servicer fees (Note 4)                                                 43,773
   Trustee fees (Note 4)                                                  59,967
   Other trust and bond administration expenses                          356,312
--------------------------------------------------------------------------------

     Total expenses                                                    4,121,505
--------------------------------------------------------------------------------

     Net investment income                                             1,299,460
--------------------------------------------------------------------------------

Net increase in net assets resulting from operations                  $1,299,460
================================================================================

      The accompanying notes are an integral part of these financial statements.

                                                          College and University
                                                         Facility Loan Trust One

                                                         Statement of Cash Flows

================================================================================

Year ended November 30,                                                    2003
================================================================================

Cash flows from operating activities:
   Interest received                                                $ 2,416,261
   Interest paid                                                     (3,827,732)
   Operating expenses paid                                             (578,749)
--------------------------------------------------------------------------------

     Net cash used in operating activities                           (1,990,220)
--------------------------------------------------------------------------------

Cash flows from investing activities:
   Net decrease in funds held under investment agreements              (624,943)
   Principal payments on Loans                                        7,846,220
--------------------------------------------------------------------------------

     Net cash provided by investing activities                        7,221,277
--------------------------------------------------------------------------------

Cash flows from financing activities:
   Principal repayments on Bonds                                     (4,447,280)
   Distributions to Class B certificateholders                         (695,237)
   Advanced funds repaid to Servicer                                   (278,278)
--------------------------------------------------------------------------------

     Net cash used in financing activities                           (5,420,795)
--------------------------------------------------------------------------------

Net decrease in cash                                                   (189,738)

Cash, beginning of year                                                 363,469
--------------------------------------------------------------------------------

Cash, end of year                                                   $   173,731
================================================================================

Reconciliation of net increase in net assets resulting from
  operations to net cash used for operating activities:
   Net increase in net assets resulting from operations             $ 1,299,460
   Decrease in interest receivable                                       59,007
   Decrease in accrued expenses and other liabilities                  (118,697)
   Decrease in Bond interest payable                                   (234,594)
   Amortization of deferred Bond issuance costs                          68,315
   Amortization of purchase discount on Loans                        (3,063,711)
--------------------------------------------------------------------------------

       Net cash used in operating activities                        $(1,990,220)
================================================================================

      The accompanying notes are an integral part of these financial statements.

                                                              College and University
                                                             Facility Loan Trust One

                                                  Statement of Changes in Net Assets
                                                                         (Note 2(f))

====================================================================================

Years ended November 30,                                         2003           2002
====================================================================================
From operations:
   Net investment income                                  $ 1,299,460    $   782,997
------------------------------------------------------------------------------------

     Net increase in net assets applicable to Class B
       certificateholders resulting from operations         1,299,460        782,997

Capital certificate transactions:
   Distributions to Class B certificateholders (Note 5)    (1,275,917)    (1,036,959)
------------------------------------------------------------------------------------

Net increase (decrease) in net assets                          23,543       (253,962)

Net assets:
   Beginning of year                                       10,878,852     11,132,814
------------------------------------------------------------------------------------

   End of year                                            $10,902,395    $10,878,852
====================================================================================

          The accompanying notes are an integral part of these financial statements.

                                                                                   6

                                                                                                              College and University
                                                                                                             Facility Loan Trust One

                                                                                                                Financial Highlights
                                                                                                                     (Notes 1 and 5)
====================================================================================================================================

Years ended November 30,                          2003             2002             2001             2000             1999
====================================================================================================================================
Net asset value, beginning of year            $     10.86      $     11.11      $     11.36      $     11.17      $     10.15
------------------------------------------------------------------------------------------------------------------------------------

Net investment income                                1.29              .78              .96             1.09             1.21

Provision for loan losses                               -                -              .16                -                -

Dividends to Class A Preferred
  certificateholders:
   From net investment income                           -                -                -              .04             (.05)
   As tax return of capital                             -                -                -             (.06)            (.14)
Distributions to Class B certificateholders         (1.27)           (1.03)           (1.37)            (.88)               -
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of year                  $     10.88      $     10.86      $     11.11      $     11.36      $     11.17
====================================================================================================================================

Total investment return (a)                           N/A              N/A              N/A              N/A             N/A

Net assets applicable to
  Class A Preferred
  certificates, end of year                   $         -      $         -      $         -      $         -      $   327,709

Net assets applicable to Class B
  certificates, end of year                   $10,902,395      $10,878,852      $11,132,814      $11,379,460      $11,188,285
====================================================================================================================================

Ratios and Supplemental Data:

   Ratio of operating expenses to average
     net assets applicable to
     Class B certificates                           37.84%(b)        41.40%(b)        45.48%(b)        50.42%(b)        59.53%(b)

   Ratio of net investment income
     to average net assets applicable
     to Class B certificates                        11.93%            7.11%            8.57%            9.71%           11.41%

   Number of Class B certificates
     outstanding, end of year                   1,001,643        1,001,643        1,001,643        1,001,643        1,001,643

(a)  The Trust's investments are recorded at amortized cost as discussed in Note 2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total Investment Return" and has not included information under that heading. In addition, as the Trust's investments are not traded, management believes that no meaningful information can be provided regarding portfolio turnover.

(b)  Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B certificates was 4.22%,
     3.64%, 3.63%, 3.44% and 3.60% in 2003, 2002, 2001, 2000 and 1999, respectively.

                                                          The accompanying notes are an integral part of these financial statements.

                                                                                                                                   7

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

1. Organization     College and University Facility Loan Trust One (the Trust)
   and Business     was formed on September 17, 1987 as a business trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by the Bank of Boston (the Owner
                    Trustee), succeeded by State Street Bank and Trust Company, succeeded by US Bank (successor Owner Trustee), not in its individual capacity but solely as Owner Trustee. The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

                    The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on September 29, 1987 (the Closing Date) and issued Bonds in five tranches in the aggregate principal amount of $126,995,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by, or previously assigned to, the United States Department of Education (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to J.P. Morgan Trust Company National Association, as successor in interest to Bank One Trust Company, NA, formerly The First National Bank of Chicago (the Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.16% and a weighted average remaining term to maturity of approximately 19.4 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment agreements (see Note 2) as specified in the Indenture.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

1. Organization     All payments on the Loans and earnings under the investment
   and Business     agreements and any required transfers from the Expense,
   (Continued)      Reserve and Liquidity Funds are deposited to the credit of the Revenue Fund held by the Bond Trustee, as defined within, and in accordance with the Indenture. On each bond payment date, amounts on deposit in the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense
                    Fund to the Expense Fund Requirement, to fund the Reserve
                    Fund to the Maximum Reserve Requirement and to fund the Liquidity Fund to the Liquidity Fund Requirement. Any funds remaining in the Revenue Fund on such payment date are paid to the Class B certificateholders, as discussed in Note 5.

                    On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.

2. Summary of       (a) College and University Facility Loans
   Significant
   Accounting       The Loans were purchased and recorded at a discount below
   Policies         par. Pursuant to a "no-action letter" that the Trust
                    received from the Securities and Exchange Commission, the Loans, included in investments in the accompanying statement of assets and liabilities, are being accounted for under the amortized cost method of accounting. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust's income by applying the Loan's effective interest rate to the amortized cost of that Loan. When a Loan prepays, the remaining discount is recognized as interest income. The remaining balance of the purchase discount on the Loans as of November 30, 2003 was approximately
                    $18,641,000. As a result of prepayments of Loans in the year ended November 30, 2003, additional interest income of approximately $622,000 was recognized.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

2. Summary of       (a) College and University Facility Loans (Continued)
   Significant
   Accounting       The Trust's policy is to discontinue the accrual of interest
   Policies         on Loans for which payment of principal or interest is 180
   (Continued)      days or more past due or for other such Loans if management believes the collection of interest and principal is doubtful. When a Loan is placed on nonaccrual status, all previously accrued but uncollected interest is reversed against the current period's interest income. Subsequently, interest income is generally recognized when received.
                    Payments are generally applied to interest first, with the balance, if any, applied to principal. At November 30, 2003, one Loan has been placed on nonaccrual status, as discussed in Note 6.

                    Accounting principles generally accepted in the United States of America (GAAP), requires that the Loans be accounted for under the fair value method of accounting. However, management believes that the amortized cost method of accounting best serves the informational needs of the users of the Trust's financial statements.

                    (b) Other Investments

                    Other investments, which are included in investments in the accompanying statement of assets and liabilities, consist of two unsecured investment agreements issued by the Federal National Mortgage Association bearing fixed rates of interest of 5% and 8%. These investments are carried at amortized cost. These investment agreements terminate on the earlier of December 1, 2014 or the date on which the Bonds are paid-in-full.

                    GAAP requires that the investments be accounted for under the fair value method of accounting. However, management believes that the amortized cost method of accounting best serves the informational needs of the users of the Trust's financial statements.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

2. Summary of       (c) Federal Income Taxes
   Significant
   Accounting       It is the Trust's policy to comply with the requirements
   Policies         applicable to a regulated investment company under
   (Continued)      Subchapter M of the Internal Revenue Code of 1986, as
                    amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

                    For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

                    (d) Deferred Bond Issuance Costs

                    Deferred Bond issuance costs are being amortized using the effective interest-rate method, assuming that all mandatory semiannual payments will be made on the term bonds as discussed in Note 3.

                    (e) Accounting for Impairment of a Loan and Allowance for Loan Losses

                    The allowance for loan losses is based on the Trust's evaluation of the level of the allowance required to reflect the risks in the loan portfolio, based on circumstances and conditions known or anticipated at each reporting date.

                    The methodology for assessing the appropriateness of the allowance consists of a review of the following three key elements:

                    (1)  a valuation allowance for loans identified as impaired,
                    (2) a formula-based general allowance for the various loan portfolio classifications, and
                    (3)  an unallocated allowance.

                    A loan is impaired when, based on current information and events, it is probable that the Trust will be unable to collect all amounts due in accordance with the contractual terms of the loan agreement. Loans identified as impaired are further evaluated to determine the estimated extent of impairment.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

2. Summary of       (e) Accounting for Impairment of a Loan and Allowance for
   Significant      Loan Losses (Continued)
   Accounting
   Policies         The formula-based general allowance is derived primarily
   (Continued)      from a risk-rating model that grades loans based on general characteristics of credit quality and relative risk. As credit quality for individual loans deteriorates, the risk rating and the allowance allocation percentage increases.
                    The sum of these allocations comprise the Trust's formula-based general allowance.

                    In addition to the valuation and formula-based general allowance, there is an unallocated allowance. This element recognizes the estimation risks associated with the valuation and formula-based models. It is further adjusted for qualitative factors including, among others, general economic and business conditions, credit quality trends, and specific industry conditions.

                    There are inherent uncertainties with respect to the final outcome of loans and as such, actual losses may differ from the amounts reflected in the financial statements.

                    (f) Presentation of Capital Distributions

                    Capital distributions are accounted for in accordance with the American Institute of Certified Public Accountants Statement of Position (SOP) 93-2, "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies." SOP 93-2 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax basis.

                    In accordance with SOP 93-2, the Trust reclassifies certain amounts from distributions in excess of tax earnings to paid-in-capital. The total reclassification was $23,543 as of November 30, 2003. This reclassification has no impact on the net investment income or net assets of the Trust.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

2. Summary of       (f) Presentation of Capital Distributions (Continued)
   Significant
   Accounting       The reclassifications are a result of permanent differences
   Policies         between GAAP and tax accounting for such items as net
   (Continued)      operating losses and the accretion of purchase discount on the Loans. Additionally, the amount deducted for the allowance for loan losses is not currently deductible for tax purposes and creates a temporary deficit reflected as distributions in excess of tax earnings in the accompanying statement of assets and liabilities.

                    On December 1, 2002 and June 1, 2003, distributions of $0.47 and $0.22 per certificate were declared and paid to certificateholders of record on November 20, 2002 and May 20, 2003, respectively.

                    The tax character of distributions paid during the year ended November 30, 2003 were as follows:

                    Distributions paid from:

                    Ordinary income                                   $       -
                    Long-term capital gain                                    -
                    Return of capital                                   695,237
                    ------------------------------------------------------------

                    Total distributions                               $ 695,237
                    ============================================================

                    As of November 30, 2003, the components of distributable earnings on a tax basis were as follows:

                    Undistributed ordinary loss                       $(960,000)
                    Undistributed long-term gain                              -
                    Unrealized appreciation                                   -
                    ------------------------------------------------------------

                                                                      $(960,000)
                    ============================================================

                    The undistributed ordinary loss consists of allowance for loan losses of $960,000 which will reverse in future years causing a reduction in taxable ordinary income.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

2. Summary of       (g) Use of Estimates
   Significant
   Accounting       The preparation of financial statements in conformity with
   Policies         accounting principles generally accepted in the United
   (Continued)      States requires us to make estimates, judgments and
                    assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities at the date of the financial statements and for the period then ended. On an on-going basis, we evaluate the estimates used, including those related to the allowance for loan losses. We base our estimates on historical experience, actuarial estimates, current conditions and various other assumptions that we believe to be reasonable under the circumstances. These estimates form the basis for making judgments about the carrying values of assets and liabilities and are not readily apparent from other sources. We use these estimates to assist us in the identification and assessment of the accounting treatment necessary with respect to commitments and contingencies. Actual results may differ from these estimates under different assumptions or conditions.

                    The allowance for loan losses is a critical accounting policy that requires estimates and assumptions to be made in the preparation of the Trust's financial statements. The allowance for loan losses is based on the Trust's evaluation of the level of the allowance required in relation to the estimated loss exposure in the loan portfolio. The allowance for loan losses is a significant estimate and is therefore regularly evaluated for adequacy by taking into consideration factors such as prior loan loss experience, the character and size of the loan portfolio, business and economic conditions and the Trust's estimation of future losses. The use of different estimates or assumptions could produce different provisions for loan losses. See Note 2(e) for a detailed description of the Trust's estimation process and methodology related to the allowance for loan losses.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

3. Bonds The Bonds outstanding at November 30, 2003 consist of the following:

                                                                  Principal
                              Interest            Stated           Amount
                    Type        Rate             Maturity          (000's)
                    ----------------------------------------------------------

                    Term        10.55%      December 1, 2014       $  33,130

                    The Bonds are being redeemed, in part, on a pro rata basis by application of mandatory semiannual payments. The redemption price is equal to 100% of the principal amount to be redeemed plus interest accrued to the redemption date. Interest on the Bonds is payable semiannually.

                    On December 1, 2003, the Trust made the mandatory redemption of $2,502,927 on the Bonds.

                    The aggregate scheduled maturities of the Bonds, including the scheduled mandatory redemptions at November 30, 2003, are as follows:

                                                                        Amount
                    Fiscal Year                                          (000's)
                    ------------------------------------------------------------
                    2004                                                 $ 4,397
                    2005                                                   4,091
                    2006                                                   3,457
                    2007                                                   3,218
                    2008                                                   2,785
                    Thereafter                                            15,182
                    ------------------------------------------------------------

                    Total                                                $33,130
                    ============================================================

                    The Bonds are not subject to optional redemption by either the Trust or the bondholders.

                    In the event the Trust realizes negative cash flows, various reserve funds have been established and maintained such that, on or before such bond payment date, such funds may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

3. Bonds            As required by the Indenture, the scheduled future cash
   (Continued)      flows for Loans in Default are excluded from the calculation of the Reserve Fund requirement. The impact of excluding
                    Loans in Default from the calculation increases the Reserve
                    Fund requirement. The cash flows from the December 1, 2003
                    Bond Payment Date were sufficient to satisfy the maximum reserve fund requirement of $7,158,159, as required by the Indenture.


4. Administrative   (a) Servicer
   Agreements
                    As compensation for the services provided under the servicing agreement, GMAC Commercial Mortgage receives a servicing fee. This fee is earned on each date of payment for each Loan and is equal to 0.055 of 1% of the outstanding principal balance of such Loan divided by the number of payments of principal and interest in a calendar year. For the year ended November 30, 2003, this fee totaled $32,673.
                    GMAC Commercial Mortgage is reimbursed by the Trust for out-of-pocket expenses incurred in connection with the inspection of buildings and property used as collateral for the loans. For the year ended November 30, 2003, out-of-pocket expenses totalled $11,100. During the month of November 2003, GMAC Commercial Mortgage advanced funds to the Trust to cure a bank overdraft. The overdraft was a result of payments that were subsequently refunded.

                    (b) Trustees

                    As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

                    o The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee, earned fees of $23,970 and $21,573, respectively, for the year ended November 30, 2003. In addition, the Owner Trustee incurred $1,566 of out-of-pocket expenses.

                    o    The Bond Trustee is entitled to an annual fee equal to
                         0.025 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee. In addition, the Bond Trustee is reimbursed for other agreed-upon related expenses. For the year ended November 30, 2003, total Bond Trustee fees and out-of-pocket expenses amounted to $12,858.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

5. Certificates     Holders of each of the Class B certificates receive amounts paid to the Owner Trustee pursuant to the Declaration of Trust on a pro rata basis. On December 1, 2003, a distribution of $1,056,296 was made to the Class B certificateholders. This payment is reflected as a liability in the accompanying statement of assets and liabilities.

                    While the Bonds are outstanding, distributions to the Class B certificateholders are made on the second business day in each June and December (the Distribution Date) and, after the Bonds are paid in full, on the first business day of each month. The certificateholders shall each be entitled to one vote per certificate.

6. Allowance for    An analysis of the allowance for loan losses for the year
   Loan Losses      ended November 30, 2003 is summarized as follows:

                    Balance, beginning of year                         $960,000
                    Provision                                                 -
                    Charge-offs                                               -
                    -----------------------------------------------------------

                    Balance, end of year                               $960,000
                    ===========================================================

                    At November 30, 2003, there was one Loan in Default, with an unpaid principal balance of approximately $2,871,000. The recorded investment in that loan, approximately $502,000 with a related allowance for loan loss of $352,000, is considered to be impaired.

                    The average recorded investment in the impaired loan during the year ended November 30, 2003 was approximately $538,000. For the year ended November 30, 2003, no interest income was recognized on the impaired loan. See Note 2(e) for a discussion of the Trust's impaired loan accounting policy.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

7. Loans Scheduled principal and interest payments on the Loans as of November 30, 2003, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

                                                 Principal  Interest
                                                 Payments   Payments    Total
                    Fiscal year                   (000's)    (000's)   (000's)
                    ----------------------------------------------------------

                    2004                          $ 5,597    $1,423   $ 7,020
                    2005                            5,083     1,238     6,321
                    2006                            4,213     1,087     5,300
                    2007                            3,864       958     4,822
                    2008                            3,584       841     4,425
                    Thereafter                     24,879     3,521    28,400
                    ----------------------------------------------------------

                    Total                         $47,220    $9,068   $56,288
                    ==========================================================

                    Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest payments on the Loans may vary significantly from the scheduled payments.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

7. Loans            The following analysis summarizes the stratification of the
   (Continued)      Loan portfolio by type of collateral and institution as of
                    November 30, 2003:

                                                              Amortized
                                                     Number     Cost
                    Type of Collateral              of Loans   (000's)      %
                    -----------------------------------------------------------

                    Loans secured by a
                      first mortgage                      61  $  15,796   50.2%

                    Loans not secured by
                      a first mortgage                    41     15,654   49.8
                    -----------------------------------------------------------

                    Total Loans                          102  $  31,450  100.0%
                    ===========================================================

                                                              Amortized
                                                     Number     Cost
                    Type of Institution             of Loans   (000's)      %
                    -----------------------------------------------------------

                    Private                               62  $  15,160   48.2%

                    Public                                40     16,290   51.8
                    -----------------------------------------------------------

                    Total Loans                          102  $  31,450  100.0%
                    ===========================================================

                    The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower's sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower's facilities and, in the case of some Loans to public institutions which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and diversity of program offerings.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

7. Loans            The collateral for Loans that are secured by a mortgage on
   (Continued)      real estate generally consists of special purpose
                    facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust's ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

8. Fair Value       Statement of Financial Accounting Standards No. 107,
   of Financial     "Disclosures about Fair Value of Financial Instruments,"
   Instruments      allows for the use of a wide range of valuation techniques;
                    therefore, it may be difficult to compare the Trust's fair value information to public market information or to other fair value information. Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying market value of the Trust's net assets or the amounts that would result from the sale or settlement of the related financial instruments. Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.

                    Current market prices are not available for most of the Trust's financial instruments since an active market generally does not exist for such instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these instruments for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these Loans is not subject to estimate.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

8. Fair Value       The estimated fair value of each category of the Trust's
   of Financial     financial instruments and the related book value presented
   Instruments      in the accompanying statement of assets and liabilities as
   (Continued)      of November 30, 2003 are as follows:

                                                  Amortized
                                                    Cost         Fair Value
                                                   (000's)         (000's)
                    --------------------------------------------------------

                    Loans                          $  30,490*      $  45,008

                    Investment Agreements:
                       Revenue Fund                   13,176          14,037
                       Liquidity Fund                  2,600           3,528
                    --------------------------------------------------------

                                                   $  46,266       $  62,573
                    ========================================================

                    Bonds                          $  33,130       $  41,532
                    ========================================================

                    *Net of allowance for loan losses of $960,000.

                                      COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                                                 SCHEDULE OF INVESTMENTS

                                                    November 30, 2003

                                              (Dollar Amounts in Thousands)

                                                                                              Internal
Outstanding                                                   Stated                          Rate of        Amortized
 Principal                                                   Interest        Maturity        Return % (B)    Cost (Notes
  Balance                  Description                        Rate %           Date          (Unaudited)      1 and 2)
-----------                -----------                       --------        --------        ------------    -----------
               COLLEGE AND UNIVERSITY LOANS (65.9%)
                ---------- ALABAMA --------
        $88    Birmingham-Southern College                     3.00         10/01/2006            12.48           $76
        272    Birmingham-Southern College                     3.00         10/01/2010            12.47           194
         14    Stillman College                                3.00         02/01/2007            13.24            12
      1,556    University of Alabama                           3.00         05/01/2021            12.27           828
        215    University of Montevallo                        3.00         05/01/2023             12.3           107
                ---------- CALIFORNIA --------
        638    Azusa Pacific University                        3.00         04/01/2017            12.96           363
      1,460    California State University                     3.00         11/01/2012            10.57         1,046
         60    Foothill College                                3.00         10/01/2006            11.76            51
        245    Monterey Peninsula College                      3.00         10/01/2018            11.95           139
        335    San Diego State University                      3.00         11/01/2021            11.93           175
        700    San Francisco State University                  3.00         11/01/2021            11.93           366
         73    Scripps College                                 3.00         10/01/2005            12.51            64
        816    Stanford University                             3.00         05/01/2024             10.4           451
                ---------- COLORADO --------
        315    Colorado State University                       3.625        04/01/2005            11.98           289
                ---------- FLORIDA --------
        135    Florida Atlantic University                     3.00         07/01/2006            11.85           113
         26    Florida Institute of Technology                 3.00         02/01/2006            13.17            22
        293    University of Florida                           3.00         01/01/2005            12.51           267
      1,590    University of South Florida                     3.00         07/01/2013            11.97         1,035
                ---------- HAWAII --------
        181    Chaminade College of Honolulu                   3.00         10/01/2011            12.47           126
        400    University of Hawaii at Manoa                   3.00         10/01/2006            11.76           338
                ---------- ILLINOIS --------
        465    Concordia College                               3.00         05/01/2011            12.64           331
         76    Knox College                                    3.00         05/01/2007            12.72            64
        210    McKendree College                               3.00         04/01/2007            13.07           173
                ---------- INDIANA --------
        170    Anderson College                                3.00         03/01/2010            13.02           124
        390    Taylor University                               3.00         10/01/2010            12.45           278
      1,430    University of Notre Dame                        3.00         04/01/2018            12.95           791
                ---------- IOWA --------
        810    Drake University                                3.00         10/01/2012            12.71           545
        500    Iowa State University of Ames                   3.00         07/01/2007            10.63           415

                              The accompanying notes are an integral part of this schedule.

                                                                                                                       22


                                      COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                                                 SCHEDULE OF INVESTMENTS

                                                    November 30, 2003

                                              (Dollar Amounts in Thousands)

                                                       (continued)

                                                                                              Internal
Outstanding                                                   Stated                          Rate of        Amortized
 Principal                                                   Interest        Maturity        Return % (B)    Cost (Notes
  Balance                  Description                        Rate %           Date          (Unaudited)      1 and 2)
-----------                -----------                       --------        --------        ------------    -----------
                ---------- KANSAS --------
       $250    Emporia State University                        3.00         04/01/2009            12.33          $195
         62    Kansas Newman College                           3.00         04/01/2006             13.1            54
                ---------- LOUISIANA --------
        345    Grambling State University                   3.00-3.75       10/01/2005             11.7           304
        445    Xavier University                               3.00         10/01/2017            12.54           247
                ---------- MARYLAND --------
      1,050    Western Maryland College                        3.00         11/01/2016            12.44           613
                ---------- MASSACHUSETTS --------
        182    Atlantic Union College                          3.00         05/01/2023            12.68            90
        767    Boston University                               3.00         12/31/2022            11.87           390
        289    Dean Junior College                             3.00         04/01/2016            12.96           175
         67    Hampshire College                               3.00         11/01/2006            12.43            59
        111    Springfield College                             3.00         05/01/2011            12.59            79
         86    Tufts University                                3.625        10/01/2004            12.47            79
                ---------- MICHIGAN --------
      1,020    Albion College                                  3.00         10/01/2015            12.51           609
        335    Alma College                                    3.00         04/01/2010            11.87           253
        609    Michigan State University                       3.00         05/01/2020            10.96           355
      2,871    Finlandia University (A)                        3.00         08/01/2014             12.7           502
                ---------- MINNESOTA --------
      1,090    Augsburg College                                3.00         04/01/2016            12.95           641
        475    College of St. Thomas                           3.00         04/01/2017            12.95           272
                ---------- MISSISSIPPI --------
        200    Jackson State University                        3.00         01/01/2007             12.5           166
         50    Mississippi Valley State                        3.00         07/01/2008            11.89            39
        108    Tougaloo College                                3.00         06/01/2021            12.44            54
                ---------- MISSOURI --------
        323    Missouri Southern State College                 3.00         12/01/2008            10.56           259
        164    Missouri Western State College                  3.00         10/01/2008            11.77           129
        370    Southeast Missouri State                        3.50         04/01/2005            12.32           338
        182    University of Missouri at Columbia              3.625        05/01/2004            11.63           175
                ---------- NEBRASKA --------
        101    University of Nebraska                          3.00         07/01/2013            10.59            71
                ---------- NEW HAMPSHIRE --------
        275    Daniel Webster College                          3.00         04/01/2019            12.99           148
        283    New England College                             3.625        10/01/2013            12.37           190
        835    New England College                             3.00         04/01/2019            12.96           448
        503    Rivier College                                  3.625        04/01/2014            12.78           332

                               The accompanying notes are integral part of this schedule.

                                                                                                                       23

                                      COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                                                 SCHEDULE OF INVESTMENTS

                                                    November 30, 2003

                                              (Dollar Amounts in Thousands)

                                                       (continued)

                                                                                              Internal
Outstanding                                                   Stated                          Rate of        Amortized
 Principal                                                   Interest        Maturity        Return % (B)    Cost (Notes
  Balance                  Description                        Rate %           Date          (Unaudited)      1 and 2)
-----------                -----------                       --------        --------        ------------    -----------
                ---------- NEW JERSEY --------
        $96    Fairleigh Dickinson University                  3.00         11/01/2020            12.09           $52
        222    Montclair State College                         3.00         07/01/2008            11.32           175
                ---------- NEW YORK --------
        177    Alfred University                               3.00         11/01/2007            12.41           142
        484    Long Island University                          3.00         06/01/2016            12.34           283
        203    Long Island University                          3.75         10/01/2005            12.42           179
        955    Sarah Lawrence College                          3.00         11/01/2021            12.64           492
                ---------- NORTH CAROLINA --------
        139    Appalachian State University                 3.00-3.625      07/01/2004             11.8           126
         90    Montreat-Anderson College                       3.00         12/01/2019            12.19            48
        405    North Carolina State University                 3.00         09/01/2006             8.02           366
      1,140    University of North Carolina                    3.00         01/01/2018            11.49           681
                ---------- OHIO --------
      1,535    Case Western Reserve University                 3.00         04/01/2016            10.54         1,013
        780    Kent State University                           3.00         12/01/2008            10.55           630
        111    Riverside Hospital                              3.00         04/01/2007            13.09            93
        206    University of Steubenville                      3.375        04/01/2012            12.88           142
        265    University of Steubenville                      3.00         04/01/2017            12.96           151
                ---------- OREGON --------
        212    University of Portland                          3.00         04/01/2013            12.95           138
                ---------- PENNSYLVANIA --------
        487    Carnegie - Mellon University                    3.00         11/01/2017            10.45           312
        540    Harcum Junior College                           3.00         11/01/2015            12.44           326
        310    Haverford College                               3.625        11/01/2013            12.29           207
         60    Susquehanna University                          3.00         11/01/2006            12.44            50
        310    Susquehanna University                          3.625        11/01/2014            12.32           201
        103    Swarthmore College                              3.00         11/01/2013             12.3            67
        358    Temple University                               3.375        11/01/2014            11.99           237
                ---------- RHODE ISLAND --------
        316    Community College of Rhode Island               3.00         04/01/2018             12.1           185
                ---------- SOUTH CAROLINA --------
         34    Benedict College                                3.00         11/01/2006            12.42            28
        770    College of Charleston                           3.00         07/01/2016            12.02           461
        683    Morris College                                  3.00         11/01/2013            12.42           439
                ---------- SOUTH DAKOTA --------
         34    Black Hills State College                       3.00         10/01/2005            11.76            30
         46    Black Hills State College                       3.00         10/01/2007            11.77            38
      1,155    South Dakota State University                   3.00         04/01/2016            12.31           710


                              The accompanying notes are an integral part of this schedule.

                                                                                                                       24

                                      COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                                                 SCHEDULE OF INVESTMENTS

                                                    November 30, 2003

                                              (Dollar Amounts in Thousands)

                                                       (continued)

                                                                                              Internal
Outstanding                                                   Stated                          Rate of        Amortized
 Principal                                                   Interest        Maturity        Return % (B)    Cost (Notes
  Balance                  Description                        Rate %           Date          (Unaudited)      1 and 2)
-----------                -----------                       --------        --------        ------------    -----------
                ---------- TENNESSEE --------
       $119    Bryan College                                   3.00         02/01/2010            12.68           $87
        309    Vanderbilt University                           3.00         08/01/2005            10.69           274
        436    Vanderbilt University                           3.00         06/30/2009            10.39           347
                ---------- TEXAS --------
        460    Jarvis Christian College                        3.00         04/01/2019            12.96           248
        145    Laredo Junior College                           3.00         08/01/2009            11.82           109
        149    St. Edward's University                         3.625        04/01/2013             12.8           101
        140    Texas College                                   3.00         04/01/2007            13.09           116
        518    Texas Tech University                           3.625        03/01/2013             10.8           377
      3,495    Texas Tech University                        3.375-3.50      03/01/2012            10.83         2,601
                ---------- VERMONT --------
      1,048    Middlebury College                              3.00         04/01/2018            12.87           618
        105    St. Michael's College                           3.00         04/01/2008            13.06            86
      2,327    University of Vermont                           3.00         10/01/2019            12.19         1,279
                ---------- VIRGINIA --------
      1,525    Old Dominion University                         3.00         06/01/2013             11.7         1,001
                ---------- WASHINGTON --------
         80    Western Washington University                   3.00         10/01/2007            11.16            66
                ---------- VIRGIN ISLANDS --------
         97    College of the Virgin Islands                   3.00         10/01/2004            11.83            89
                                                                                                           -----------
------------
     50,090    Total College and University Loans                                                              31,450
------------

               Allowance for Loan Losses                                                                          960
                                                                                                           -----------

               Net Loans of the Trust                                                                          30,490  (C)
                                                                                                           -----------


               INVESTMENT AGREEMENTS (34.1%)

      2,600    FNMA #787 Liquidity Fund                        8.00         12/01/2014             8.00         2,600
     13,176    FNMA #786 Revenue Fund                          5.00         12/01/2014             5.00        13,176
------------                                                                                               -----------
     15,776    Total Investment Agreements                                                                     15,776
------------                                                                                               -----------
    $65,866    Total Investments (100.0%)                                                                     $46,266
============                                                                                               ===========

(A)  This institution has been placed on nonaccrual status as more fully described in Notes 2(e) and 6.

(B)  Represents the rate of return based on the contributed cost and the amortization to maturity.

(C)  The tax basis in the Loans is approximately $31,450,000.


                              The accompanying notes are an integral part of this schedule.

                                                                                                                       25

ITEM 2. CODE OF ETHICS
Not applicable to the registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
Not applicable to the registrant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not applicable until annual reports for fiscal years ending after December 15, 2003.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES
(a) The registrant's Owner Trustee has concluded that as of a date within 90 days of the filing of this report there were no significant deficiencies in the design or operation of the disclosure controls and procedures of the registrant which would have adversely affected the ability of the registrant to record, process, summarize and report the subject matter contained in this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS
The following exhibits are attached to this Form N-CSR:

10(a)(2) Certification of the Owner Trustee Pursuant to Section 302 of the
         Sarbanes-Oxley Act of 2002

10(b)(1) Certification of the Owner Trustee Pursuant to Section 906 of the
         Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): College and University Facility Loan Trust One
        -------------------------------------

By: US Bank, not in its individual capacity, but solely as Owner Trustee under a Declaration of Trust dated September 17, 1987 and Amended and restated on September 29, 1987, and December 4, 1989.

By:   /s/ Diana J. Kenneally
      -------------------------------------
      Assistant Vice President

Date: February 13, 2004
      -------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: US Bank, not in its individual capacity, but solely as Owner Trustee under a Declaration of Trust dated September 17, 1987 and Amended and restated on September 29, 1987, and December 4, 1989.

By:   /s/ Diana J. Kenneally
      -------------------------------------
      Assistant Vice President

Date: February 13, 2004
      -------------------------------------